INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2013 Jurisdiction	Dec. 30, 2012	Dec. 25, 2011
Current [Abstract]
Federal	$ 3,864	$ 5,290	$ 2,169
State	867	294	1,069
Total current	4,731	5,584	3,238
Deferred [Abstract]
Federal	10,438	12,828	9,575
State	2,003	3,276	1,491
Total deferred	12,441	16,104	11,066
Total provision for income taxes for continuing operations	17,172	21,688	14,304
Current [Abstract]
Federal	(649)	(210)	(412)
State	(118)	(11)	(74)
Total current	(767)	(221)	(486)
Deferred [Abstract]
Federal	628	617	671
State	126	122	144
Total deferred	754	739	815
Total provision (benefit) for income taxes for discontinued operations	(13)	518	329
Federal income tax rates and the effective income tax (benefit) rates [Abstract]
Statutory federal income tax rate (in hundredths)	35.00%	35.00%	35.00%
State income taxes, net of federal tax benefit (in hundredths)	4.50%	5.00%	5.10%
Other (in hundredths)	0.10%	0.00%	(0.40%)
Effective income tax (benefit) rate (in hundredths)	39.60%	40.00%	39.70%
Current assets [Abstract]
Receivables	388	720
Inventories	33	32
Other assets	676	668
Accrued compensation	549	731
Accrued employee benefits	930	998
Total current deferred tax assets	2,576	3,149
Current liabilities [Abstract]
Accrued state taxes	(68)	(117)
Total current deferred tax liability	(68)	(117)
Total net current deferred tax assets	2,508	3,032
Non-current assets [Abstract]
Accrued employee benefits	24,530	34,445
State deferred income taxes	2,251	4,502
State net operating loss	2,192	2,122
Intangible assets	9,813	19,989
Other assets	484	278
Total non-current deferred tax assets	39,270	61,336
Non-current liabilities [Abstract]
Property and equipment	(18,584)	(19,468)
Valuation allowance	(184)	(199)
Other liabilities	(377)	(96)
Total non-current deferred tax assets	(19,145)	(19,763)
Total net non-current deferred tax assets	20,125	41,573
Period over which broadcast licenses and tax deductible goodwill deduct	15 years
Period over which deferred tax assets and will be utilized to offset future taxable income	20 years
Valuation allowance	0
Capital loss carryforwards	184
Number of state and local jurisdictions	14
Activity related to unrecognized tax benefits [Roll Forward]
Beginning balance	762	885	913
Increases due to prior year tax provisions	0	0	14
Decreases related to prior year tax provisions	0	0	(10)
Decreases due to the expiration of statutes of limitations	(8)	(7)	(32)
Decreases due to settlements	(27)	(116)	0
Ending balance	727	762	885
Unrecognized tax benefits that would impact effective tax rate	727
Unrecognized tax benefits and related interest to be recognized within the next twelve months due to settlements with taxing authorities	1,003
Accrued interest expense and penalties	276	229
Interest expense related to unrecognized tax benefits	56	29
Liability for interest and penalties decreased due to a reduction for the expiration of statutes of limitations	$ 8
Federal Jurisdiction [Member]
Non-current liabilities [Abstract]
Statute of limitations for assessing additional taxes	3 years
Open tax year for examinations	2010 through 2012
State and Local Jurisdiction [Member]
Non-current liabilities [Abstract]
Open tax year for examinations	2009 through 2012
State and Local Jurisdiction [Member] | Minimum [Member]
Non-current liabilities [Abstract]
Statute of limitations for assessing additional taxes	3 years
State and Local Jurisdiction [Member] | Maximum [Member]
Non-current liabilities [Abstract]
Statute of limitations for assessing additional taxes	4 years
WISCONSIN [Member]
Non-current liabilities [Abstract]
Open tax year for examinations	2004 through 2007
Internal Revenue Service (IRS) [Member]
Non-current liabilities [Abstract]
Open tax year for examinations	2010 and 2011
ILLINOIS [Member]
Non-current liabilities [Abstract]
Open tax year for examinations	2006 and 2007